As filed with the Securities and Exchange Commission on September 3, 2009
                                     Investment Company Act File number 811-4922

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2009

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
CALIFORNIA                                                      600 FIFTH AVENUE
DAILY TAX FREE                                                NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on April 6, 2009, to approve a second extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through September 18, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;


Recently, a number of proposals, concerning the money market industry, have been made in the interest of providing greater stability, including recommendations from the Investment Company Institute Money Market Working Group, the Group of 30 headed by Paul Volcker, and from the Federal Reserve Chairman Ben Bernanke. These actions were taken in advance of anticipated rule changes by the Securities and Exchange Commission, which were formally proposed for comments in July, 2009. As the money market industry grapples with the appropriateness and impact of these initiatives, rest assured that Reich & Tang Funds continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk.
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
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Reich & Tang is proud to be part of Natixis Global Asset Management,  one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 35 years.

Sincerely,


/s/Michael P. Lydon

Michael P. Lydon
President

--------------------------------------------------------------------------------

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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------
                                       Beginning Account   Ending Account Value Expenses Paid            Annualized
               Class A                   Value 1/01/09           6/30/09         During the period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,000.00              $2.83              0.57%
------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before  expenses) $1,000.00            $1,021.97              $2.86              0.57%
------------------------------------------------------------------------------------------------------------------------
                                        Beginning Account   Ending Account Value Expenses Paid            Annualized
               Class B                   Value 1/01/09           6/30/09         During the period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,000.00              $2.88              0.58%
------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00            $1,021.92              $2.91              0.58%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 California Tax Exempt Liquidity Fund  Beginning Account   Ending Account Value Expenses Paid            Annualized
         ("Advantage Shares")            Value 1/01/09           6/30/09         During the Period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,000.00              $2.83              0.57%
------------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before expenses)   $1,000.00            $1,021.97              $2.86              0.57%
------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (January 1, 2009 through June 30, 2009), multiplied by 181/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Tax Exempt Commercial Paper (6.20%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 6,970,000  California State University Institute - Series A
             LOC State Street Bank & Trust Company/JPMorgan Chase Bank, N.A.      07/14/09     0.35%  $ 6,970,000     P-1      A-1+
  5,000,000  Contra Costa Transportation Authority Subordinate Sales Tax Revenue
             Limited Tax Bonds - Series A
             LOC Bank of America, N.A.                                            07/07/09     0.35     5,000,000     P-1      A-1+
  3,000,000  Ventura County, CA Public Financing Authority Lease Revenue
             LOC Bank of Nova Scotia                                              07/16/09     0.20     3,000,000     P-1      A-1+
-----------                                                                                           -----------
 14,970,000  Total Tax Exempt Commercial Paper                                                         14,970,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (11.25%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 6,800,000  Ceres Unified School District (Stanislaus County), CA 2008 TRAN      07/08/09     1.83%  $ 6,801,497              SP-1+
  3,000,000  Commonwealth of Puerto Rico TRAN - Series 2009 A4
             LOC KBC Bank, N.V.                                                   07/30/09     2.39     3,002,003    MIG-1     SP-1
  5,000,000  Dublin Unified School District (County of Alameda), CA 2008 TRAN     07/14/09     1.75     5,001,313              SP-1+
  5,000,000  Liberty Union High School District (County of Contra Costa), CA
             2008 TRAN                                                            07/02/09     1.70     5,000,175    MIG-1
  3,370,000  Petaluma City Elementary School District (Sonoma County), CA
             2008 TRAN                                                            07/02/09     1.68     3,370,120              SP-1+
  4,000,000  Rincon Valley Union Elementary School District (Sonoma County), CA
             2008 TRAN                                                            07/14/09     1.70     4,001,120              SP-1+
-----------                                                                                           -----------
 27,170,000  Total Tax Exempt General Obligation Notes & Bonds                                         27,176,228
-----------                                                                                           -----------
Variable Rate Demand Instruments (b) (87.95%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,490,000  Alameda - Contra Costa, CA Schools Financing Authority
             (Capital Improvement Financing Project) - Series K
             LOC KBC Bank, N.V.                                                   08/01/32     0.35%  $ 4,490,000              A-1
  4,900,000  Association for Bay Area Government Finance Authority for Nonprofit
             Corporations Refunding and Revenue Bonds (Valley Christian Schools)
             LOC Bank of America, N.A.                                            11/01/32     0.20     4,900,000   VMIG-1
  2,035,000  Association for Bay Area Government Finance Authority for Nonprofit
             Corporations Revenue Refunding COPs (America Baptist Homes of
             the West Facilities Project) - Series 1997C
             LOC U.S. Bank, N.A.                                                  10/01/27     0.17     2,035,000              A-1+
    500,000  Association for Bay Area Government Finance Authority for Nonprofit
             Corporations Revenue Refunding COPs (America Baptist Homes of
             the West Facilities Project) - Series 1997D
             LOC U.S. Bank, N.A.                                                  10/01/27     0.17       500,000              A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,060,000  California Educational Facilities Authority RB
             (University of San Francisco) - Series 2003
             LOC Allied Irish Banks PLC                                           05/01/33     0.40%  $ 4,060,000   VMIG-1
    560,000  California HFFA RB (Adventist Hospital/West -
             Sutter Health Revolving Loan Pool) - Series 1991A
             LOC U.S. Bank, N.A.                                                  08/01/21     0.07       560,000   VMIG-1     A-1+
    670,000  California HFFA RB (Adventist Hospital/West -
             Sutter Health Revolving Loan Pool) - Series 2002A
             LOC Wachovia Bank, N.A.                                              09/01/25     0.22       670,000   VMIG-1
    100,000  California HFFA RB (Adventist Hospital/West -
             Sutter Health Revolving Loan Pool) - Series 2002B
             LOC Wachovia Bank, N.A.                                              09/01/25     0.22       100,000   VMIG-1
  2,000,000  California Infrastructure & Economic Development Bank RB
             (The Colburn School) - Series 2008
             LOC Allied Irish Banks PLC                                           08/01/37     0.40     2,000,000              A-1
  1,400,000  California Infrastructure & Economic Development Bank RB
             (The J. Paul Getty Trust) - Series 2003D                             04/01/33     0.13     1,400,000   VMIG-1     A-1+
 16,100,040  California PCFA Pollution Control Refunding RB
             (Pacific Gas and Electric Company) - Series 1996C
             LOC JPMorgan Chase Bank, N.A.                                        11/01/26     0.28    16,100,040              A-1+
  1,900,000  California PCFA Pollution Control Refunding RB
             (Pacific Gas and Electric Company) - Series 1996F
             LOC JPMorgan Chase Bank, N.A.                                        11/01/26     0.13     1,900,000              A-1+
  3,480,000  California School Facilities Financing Corporation COPs
             (Capital Improvement Financing Projects Series B)
             Long Beach, Moorpark & San Francisco Unified School Districts
             LOC Bayerische Hypo-und Vereinsbank, A.G.                            07/01/24     0.18     3,480,000   VMIG-1
  1,650,000  California State Department of Water Resources
             Power Supply RB - Series 2002B-2
             LOC BNP Paribas                                                      05/01/22     0.25     1,650,000   VMIG-1     A-1+
    600,000  California State Department of Water Resources
             Power Supply RB - Series 2002B-4
             LOC Bayerische Landesbank                                            05/01/22     0.30       600,000   VMIG-1     A-1+
 14,900,000  California State Department of Water Resources
             Power Supply RB - Series 2002B-5
             Bayerische Landesbank / Westdeutche Landesbank AG                    05/01/22     0.27    14,900,000   VMIG-1     A-1+
  5,490,000  California State Department of Water Resources
             Power Supply RB - Series 2002C-15
             LOC Bank of Nova Scotia                                              05/01/22     0.15     5,490,000   VMIG-1     A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$11,300,000  California State Department of Water Resources
             Power Supply RB - Series 2008I-1
             LOC Allied Irish Banks PLC                                           05/01/22     0.18%  $11,300,000   VMIG-1     A-1+
  3,675,000  California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004A-5
             LOC Citibank/California State Teachers Retirement System             05/01/34     0.30     3,675,000   VMIG-1     A-1+
    800,000  California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004B-1
             LOC Citibank/State Street/National Australia Bank                    05/01/34     0.33       800,000   VMIG-1     A-1+
  1,000,000  California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004B-2
             LOC Citibank/State Street/National Australia Bank                    05/01/34     0.18     1,000,000   VMIG-1     A-1+
    300,000  California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004B-3
             LOC Citibank/State Street/National Australia Bank                    05/01/34     0.22       300,000   VMIG-1     A-1+
  4,420,000  California Statewide Communities Development Authority MHRB
             (Bay Vista at Meadow Park Apartment Project) - Series 2003 NN1(c)
             Guaranteed by Federal National Mortgage Association                  12/15/37     0.30     4,420,000              A-1+
 10,000,000  California Statewide Communities Development Authority MHRB
             (Maple Square Apartment Homes Project) - Series 2004AA (c)
             LOC Citibank, N.A.                                                   08/01/39     0.37    10,000,000              A-1
  8,000,000  California Statewide Communities Development Authority MHRB
             (Westgate Pasadena Apartment Project) - Series 2007G (c)
             LOC Bank of America, N.A.                                            04/01/42     0.28     8,000,000   VMIG-1
  1,320,000  Carlsbad, CA MHRB
             (Santa Fe Ranch Apartments Project) - Series 1993A
             Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/16     0.33     1,320,000   VMIG-1
  2,000,000  City of Stockton, CA HFRB
             (Dameron Hospital Association Project) - Series 2002A
             LOC Citibank, N.A.                                                   12/01/32     0.25     2,000,000   VMIG-1
  6,800,000  City of Upland, CA Apartment Development Revenue
             Refunding Bonds (Mountain Springs) - Series 1998A
             Guaranteed by Federal National Mortgage Association                  11/15/28     0.18     6,800,000              A-1+
  1,020,000  Colton, CA Redevelopment Agency Multifamily Revenue 1985 Issue A
             LOC Federal Home Loan Bank                                           05/01/10     0.25     1,020,000              A-1+
    400,000  County of Contra Costa, CA Multifamily Mortgage Revenue Refunding Bond
             (Rivershore Apartments Project) - Series 1992B
             Collateralized by Federal National Mortgage Association              11/15/22     0.18       400,000              A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000  County of San Mateo, CA MHRB
             (Pacific Oaks Apartments Project) - Series 1987A (c)
             LOC Wells Fargo Bank, N.A.                                           07/01/17     0.30%  $ 3,500,000   VMIG-1
  4,400,000  Fremont, CA COPs (1998 Family Resource Center Financing Project)
             LOC KBC Bank, N.V.                                                   08/01/28     0.25     4,400,000              A-1+
 10,000,000  Irvine, CA Assessment District # 89-10 (Orange County)
             Updates Improvement Bond
             LOC Bayerische HypoVereins Bank AG                                   09/02/15     0.25    10,000,000   VMIG-1     A-1+
    300,000  Irvine, CA Assessment District # 94-13 (Oak Creek)
             Limited Obligation Improvement Bond
             LOC State Street Bank & Trust Company                                09/02/22     0.25       300,000   VMIG-1     A-1+
    956,000  Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 00-18 Series A
             LOC Bank of New York Mellon                                          09/02/26     0.25       956,000   VMIG-1
    977,000  Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 03-19 Series A
             LOC Bank of New York Mellon/
             California State Teachers Retirement System                          09/02/29     0.25       977,000   VMIG-1
    300,000  Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 04-20 Series A
             LOC KBC Bank, N.V.                                                   09/02/30     0.25       300,000   VMIG-1
    800,000  Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 97-17
             LOC State Street Bank & Trust Company                                09/02/23     0.25       800,000   VMIG-1     A-1+
    900,000  Irvine Ranch, CA Water District Consolidated Refunding Series 1995
             GO of Improvement District #s 105, 140, 240 &  250
             LOC State Street Bank & Trust Company                                01/01/21     0.17       900,000   VMIG-1     A-1+
 11,390,000  Irvine Ranch, CA Water District Consolidated Refunding Series 2008B
             GO of Improvement District #s 105, 113, 213 &  250
             LOC Landesbank Baden-Wurttemberg                                     05/01/37     1.50    11,390,000   VMIG-1     A-1+
    700,000  Irvine Ranch, CA Water District GO of Improvement District # 282 Series A
             LOC Landesbank Hessen Thuringen Gironzentrale                        11/15/13     0.17       700,000              A-1+
    700,000  Irvine Ranch, CA Water District Waterworks Bond Series 1988
             Improvement District # 284 Series A
             LOC Landesbank Hessen Thuringen Gironzentrale                        11/15/13     0.17       700,000              A-1+
  2,200,000  Jacksonville, FL Health Facilities Authority Hospital RB
             (Baptist Medical Center Project) - Series 2003B
             LOC Bank of America, N. A.                                           08/15/33     0.32     2,200,000              A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,030,000  Lake Elsinore, CA Recreation Authority Revenue Refunding Bonds
             (Public Facilities Project) - Series 2000A
             Guaranteed by California State Teachers Retirement System            02/01/32     0.25%  $ 5,030,000              A-1+
  3,300,000  Los Angeles, CA Housing Authority MHRB
             (Malibu Meadows Project) - Series 1998B
             Collateralized by Federal National Mortgage Association              04/15/28     0.18     3,300,000              A-1+
  5,100,000  M-S-R Public Power Agency, CA
             San Juan Project Subordinate Lien RB - Series 2008M
             LOC Dexia CLF                                                        07/01/22     0.18     5,100,000              A-1
  4,900,000  New York State Local Government Assistance Corporation - Series 1995D
             LOC Societe Generale                                                 04/01/25     0.17     4,900,000   VMIG-1     A-1+
  2,100,000  Oakland-Alameda County Coliseum Authority, CA
             Lease RB (Oakland Coliseum Project) - Series C-1
             LOC Bank of America/ California State Teachers Retirement System     02/01/25     0.30     2,100,000   VMIG-1     A-1+
  1,500,000  Orange County, CA Irvine Coast Assessment District # 88-1
             Limited Obligation Improvement Bond Act 1915
             LOC KBC Bank, N.V.                                                   09/02/18     0.15     1,500,000   VMIG-1     A-1+
  1,000,000  Palm Beach County, FL RB Series 1995
             (Norton Gallery and School of Art, Inc. Project)
             LOC Northern Trust                                                   05/01/25     0.49     1,000,000              A-1+
  2,200,000  Riverside County, CA 1985 COPs (ACES) Type One Series A
             LOC State Street Bank & Trust Company                                12/01/15     0.15     2,200,000   VMIG-1     A-1+
    200,000  Rohnert Park, Sonoma County, CA
             MHRB (Crossbrook Apartments) - Series 1995A
             Guaranteed by Federal National Mortgage Association                  06/15/25     0.18       200,000              A-1+
  6,400,000  Sacramento County, CA 1990 COPs
             (Administration Center and Court House Project)
             LOC Bayerische Landesbank                                            06/01/20     0.60     6,400,000   VMIG-1     A-1+
  2,700,000  San Bernardino County, CA COPs
             (1996 County Center Refinancing Project)
             LOC BNP Paribas                                                      07/01/15     0.12     2,700,000   VMIG-1     A-1+
  2,000,000  San Bernardino County, CA Multifamily Mortgage RB
             (Parkview Place Apartments) - Series 2004A
             Collateralized by Federal National Mortgage Association              02/15/27     0.18     2,000,000              A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  5,500,000  San Francisco, CA Redevelopment Agency of City & County
              (Filmore Center) - Series A1
              Guaranteed by Federal Home Loan Mortgage Corporation                 12/01/17     0.31% $  5,500,000              A-1+
   2,675,000  Santa Clara County, CA MHRB
              (Grove Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage Association              02/15/27     0.18     2,675,000              A-1+
   2,000,000  Santa Clara County, El Camino California Hospital District  Hospital Facility
              Authority Revenue (1985 Valley Medical Central Project) - Series A
              LOC State Street Bank & Trust Company                                08/01/15     0.15     2,000,000   VMIG-1
   1,000,000  Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
              Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/10     0.18     1,000,000              A-1+
     600,000  State of California GO - Series 2003 A-1
              LOC Westdeutsche Landesbank/JP MorganChase Bank, N.A.                05/01/33     0.80       600,000   VMIG-1     A-1+
   1,000,000  State of California GO -Series 2005B-7
              LOC Landesbank Hessen Thuringen Girozentrale                         05/01/40     0.28     1,000,000   VMIG-1     A-1+
   9,000,000  State of Connecticut HEFA RB (Yale University Issue) - Series V-1    07/01/36     0.15     9,000,000   VMIG-1     A-1+
   1,200,000  Turlock, CA Irrigation District COP's
              (Capital Improvement and Refunding Project) - Series 2001A
              LOC Societe Generale                                                 01/01/31     0.15     1,200,000              A-1+
------------                                                                                          ------------
 212,398,040  Total Variable Rate Demand Instruments                                                   212,398,040
------------                                                                                          ------------
Variable Rate Demand Instruments - Private Placements (b) (0.62%)
-----------------------------------------------------------------------------------------------------------------------------------
$    190,000  Redevelopment Agency of the City of Morgan Hill
              (Nob Hill Venture Investments) - Series 1984
              LOC Wells Fargo Bank, N.A.                                           12/01/09     1.63% $    190,000     P-1      A-1+
   1,300,000  Redevelopment Agency of the City of Morgan Hill
              (Kent Trust Project) - Series 1984B
              LOC Wells Fargo Bank, N.A.                                           12/01/14     1.62     1,300,000     P-1      A-1+
------------                                                                                          ------------
   1,490,000  Total Variable Rate Demand Instruments - Private Placements                                1,490,000
------------                                                                                          ------------
              Total Investments (106.02%) (cost $256,034,268+)                                         256,034,268
              Liabilities in excess of cash and other assets (-6.02%)                                  (14,535,850)
                                                                                                      ------------
              Net Assets (100.00%)                                                                    $241,498,418
                                                                                                      ============

+ Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  Security subject to alternative minimum tax.

KEY:
   ACES    =    Adjustable Convertible Extendible Securities  LOC      =   Letter of Credit
   COP     =    Certificates of Participation                 MHRB     =   Multi-Family Housing Revenue Bond
   GO      =    General Obligation                            PCFA     =   Pollution Control Finance
   HEFA    =    Health and Education Facilities Authority     RB       =   Revenue Bond
   HFFA    =    Health Facility Finance Authority             TRAN     =   Tax and Revenue Anticipation Notes
   HFRB    =    Health Facility Revenue Bond












--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
JUNE 30, 2009
(UNAUDITED)
================================================================================

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE

----------------------------- ------------------------------ --------------------------
           States                         Value                   % of Portfolio
----------------------------- ------------------------------ --------------------------
California                             $235,932,265                    92.15%
Connecticut                               9,000,000                     3.52
Florida                                   3,200,000                     1.25
New York                                  4,900,000                     1.91
Puerto Rico                               3,002,003                     1.17
----------------------------- ------------------------------ --------------------------
Total                                  $256,034,268                   100.00%
----------------------------- ------------------------------ --------------------------

BREAKDOWN OF HOLDINGS BY MATURITY DATE

----------------------------- ------------------------------ --------------------------
    Securities Maturing in                Value                   % of Portfolio
----------------------------- ------------------------------ --------------------------
Less than 31 days                      $256,034,268                   100.00%
31 through 60                                   -0-                     0.00
61 through 90                                   -0-                     0.00
91 through 120                                  -0-                     0.00
121 through 180                                 -0-                     0.00
Over 180 days                                   -0-                     0.00
----------------------------- ------------------------------ --------------------------
Total                                  $256,034,268                   100.00%
----------------------------- ------------------------------ --------------------------












--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
(UNAUDITED)
================================================================================

ASSETS
   Investments in securities, at amortized cost (Note 1)................................      $   256,034,268
   Accrued interest receivable..........................................................              794,647
   Prepaid expenses.....................................................................               32,531
                                                                                              ---------------
         Total assets...................................................................          256,861,446
                                                                                              ---------------

LIABILITIES
   Payable to affiliates (Note 2).......................................................               49,243
   Due to custodian.....................................................................           15,268,164
   Accrued expenses.....................................................................               45,500
   Dividends payable....................................................................                  121
                                                                                              ---------------
         Total liabilities..............................................................           15,363,028
                                                                                              ---------------
   Net assets...........................................................................      $   241,498,418
                                                                                              ===============

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 5)..............................      $   241,513,495
   Accumulated net realized loss........................................................              (18,786)
   Accumulated undistributed net investment income......................................                3,709
                                                                                              ---------------
   Net assets...........................................................................      $   241,498,418
                                                                                              ===============

Net asset value, per share (Note 5):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................       $185,277,815            185,287,039                 $1.00
Class B Shares..............................         $3,725,178              3,725,363                 $1.00
Advantage Shares............................        $52,495,425             52,498,039                 $1.00





--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
  Interest................................................................................     $      641,904
                                                                                               --------------
Expenses: (Note 2)
   Investment management fee..............................................................            332,566
   Administration fee.....................................................................            232,797
   Distribution fee (Advantage shares)....................................................            136,857
   Shareholder servicing fee (Class A shares).............................................            156,393
   Shareholder servicing fee (Advantage shares)...........................................             76,032
   Custodian expenses.....................................................................              7,688
   Shareholder servicing and related shareholder expenses+................................             74,826
   Legal, compliance and filing fees......................................................             28,985
   Audit and accounting...................................................................             66,906
   Directors' fees and expenses...........................................................             12,062
   Miscellaneous..........................................................................             72,300
                                                                                               --------------
     Total expenses.......................................................................          1,197,412
     Less:Fees Waived (Note 2)............................................................           (563,205)
                                                                                               --------------
     Net expenses.........................................................................            634,207
                                                                                               --------------
Net investment income.....................................................................              7,697

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments..........................................................             21,051
                                                                                               --------------
Increase in net assets from operations....................................................     $       28,748
                                                                                               ==============

+ Includes class specific transfer agency expenses of $2,022 and $67 for Class A and Class B shares, respectively.






--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                         Six Months
                                                                            Ended                        Year
                                                                        June 30, 2009                    Ended
                                                                         (Unaudited)               December 31, 2008
                                                                          ---------                -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................      $          7,697            $       3,352,987
     Net realized gain (loss) on investments....................                21,051                       33,663
                                                                      ----------------            -----------------
     Increase in net assets from operations.....................                28,748                    3,386,650


Page 14
Dividends to shareholders from net investment income:*
     Class A shares.............................................                (4,730)                  (2,347,733)
     Class B shares.............................................                  (237)                    (198,898)
     Advantage shares...........................................                (2,730)                    (806,356)
                                                                      ----------------            -----------------
    Total dividends to shareholders............................                 (7,697)                  (3,352,987)
Capital share transactions (Note 5):
     Class A shares.............................................            38,181,043                  (71,776,809)
     Class B shares.............................................            (1,784,573)                 (13,502,522)
     Advantage shares...........................................          (13,078,721)                   10,639,796
                                                                      ----------------            -----------------
     Total capital share transactions...........................            23,317,749                  (74,639,535)
                                                                      ----------------            -----------------
     Total increase (decrease)..................................            23,338,800                  (74,605,872)
Net assets:
     Beginning of period........................................           218,159,618                  292,765,490
                                                                      ----------------            -----------------
     End of period..............................................      $    241,498,418            $     218,159,618
                                                                      ================            =================

Undistributed net investment income.............................      $          3,709            $           3,709
                                                                      ================            =================

     * Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Securities Transactions and Investment Income -

     Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

     c) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

     Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

     d) Dividends and Distributions -

     Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     e) Accounting Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies (continued)

     f) Representations and Indemnifications -

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     g) Allocation of Income and Expenses -

     The Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended June 30, 2009, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

     h) Other Risks -

     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

     Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

     In a low interest rate environment, such as the environment that existed at June 30, 2009, Reich & Tang Asset Management LLC (the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager equal to an annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets

Pursuant to the Fund's Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective class share equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

As of June 30, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

   Fee Type                        Affiliate                    Amount
   --------                        ---------                    ------
Management fee                     Manager                   $    49,243
                                                             -----------
         Total                                               $    49,243
                                                             ===========

For the period ended June 30, 2009 the Manager, Distributor and Reich & Tang Services, Inc. (the "TA") voluntarily waived the following fees:

   Management fees .......................................   $    13,769
   Administration fees....................................       145,445
   Shareholder servicing fees - Class A...................       154,573
   Shareholder servicing fees - Advantage shares..........        74,689
   Distribution fees - Advantage shares...................       136,857
   Transfer agency fees - Class A.........................        36,833
   Transfer agency fees - Class B.........................         1,039
                                                             -----------
          Total                                              $   563,205
                                                             ===========

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional $13,800, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, the New Jersey Daily Municipal Income Fund, Inc., and the Daily Income Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the period ended June 30, 2009 these fees after waivers amounted to:

                                                  Amount                %
                                                  ------               -----
 Class A shares.............................     $ 2,590               0.00%
 Class B Shares.............................          93               0.00%
                                                 -------
 Total Transfer Agency Fees.................     $ 2,683
                                                 =======

As of June 30, 2009, no Directors or Officers had investments in the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended June 30, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

  Purchases........................................         $ 49,005,000
  Sales............................................           43,525,000
   Gain/(Loss).....................................                  -0-

4. Compensating Balance Arrangement and Other Transactions

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity, the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, are offset against the Fund's safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

5. Capital Stock

At June 30, 2009, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Six Months Ended                             Year
                                                     June 30, 2009                              Ended
                                                     (Unaudited)                          December 31, 2008
                                                     -----------                          -----------------
Class A                                       Net Assets          Shares           Net Assets          Shares
-------                                   ----------------    -------------      --------------    -------------
Sold......................................$    253,567,893      253,567,893      $  955,026,328      955,026,328
Issued on reinvestment of dividends.......           4,709            4,709           2,088,805        2,088,805
Redeemed..................................    (215,391,644)    (215,391,644)     (1,028,894,732)  (1,028,894,732)
Additional paid-in-capital*...............              85              -0-               2,790              -0-
                                          ----------------    -------------      --------------    -------------
     Net increase (decrease)..............$     38,181,043       38,180,958      $  (71,776,809)     (71,779,599)
                                          ================    =============      ==============    =============
Class B                                       Net Assets          Shares           Net Assets          Shares
-------                                   ----------------    -------------      --------------    -------------
Sold......................................$     10,771,712       10,771,712      $   64,490,582       64,490,582
Issued on reinvestment of dividends.......             233              233             198,770          198,770
Redeemed..................................     (12,556,521)     (12,556,521)        (78,192,050)     (78,192,050)
Additional paid-in-capital*...............               3              -0-                 176              -0-
                                          ----------------    -------------      --------------    -------------
     Net increase (decrease)..............$     (1,784,573)      (1,784,576)     $  (13,502,522)     (13,502,698)
                                          ================    =============      ==============    =============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Capital Stock (continued)

                                                    Six Months Ended                            Year
                                                      June 30, 2009                             Ended
                                                      (Unaudited)                         December 31, 2008
                                                     -----------                          -----------------
Advantage Shares                              Net Assets          Shares           Net Assets          Shares
                                          ----------------    -------------      --------------    -------------
Sold......................................$     65,149,010       65,149,010      $  269,752,184      269,752,184
Issued on reinvestment of dividends.......           2,630            2,630             806,346          806,346
Redeemed..................................     (78,230,361)     (78,230,361)       (259,918,734)    (259,918,734)
                                          ----------------    -------------      --------------    -------------
     Net increase (decrease)..............$    (13,078,721)     (13,078,721)     $   10,639,796       10,639,796
                                          ================    =============      ==============    =============

* During the period ended June 30, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may effect the amount of capital loss carryforward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

At December 31, 2008, the Fund had capital loss carryforward available for Federal income tax purposes as follows:

                                          Capital Loss          Expiration of
                                            Remaining           Carryforwards
                                           $   39,837                2009

7. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 86% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

8. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).


The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of June 30, 2009:

                                            Quoted Prices in Active       Significant Other            Significant
                                             Markets for Identical           Observable               Unobservable
                                                    Assets                     Inputs                    Inputs
     Description                                   (Level 1)                  (Level 2)                 (Level 3)
     -----------                                   ---------                  ---------                 ---------
Equity securities                               $              -0-         $             -0-         $              -0-
Debt securities issued by the U.S. Treasury
 and other U.S. government corporation
 and agencies                                                  -0-                       -0-                        -0-
Debt securities issued by states of the United
 States and political subdivisions of the states               -0-               256,034,268                        -0-
Debt securities issued by foreign government                   -0-                       -0-                        -0-
Corporate debt securities                                      -0-                       -0-                        -0-
Mortgage-backed securities                                     -0-                       -0-                        -0-
Other debt securities                                          -0-                       -0-                        -0-
                                                ------------------         -----------------         ------------------
Total                                                          -0-               256,034,268                        -0-
                                                ------------------         -----------------         ------------------

For the period ended June 30, 2009, there were no Level 1 or 3 investments.

The Fund adopted Financial Accounting Standards Board Standard No. 157-4 - Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.

At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.

Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

9. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 275,978,811. This expense is borne by the Fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provided coverage through April 30, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

10. Subsequent Events

In accordance with the adoption of SFAS No. 165, "subsequent events", and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through August 30, 2009, the date the financial statements were available to be issued.














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

11. Financial Highlights

                                            Six Months
                                               Ended                        Years Ended December 31,
Class A shares                             June 30, 2009  --------------------------------------------------------------
--------------                             (Unaudited)       2008         2007         2006         2005          2004
                                            ----------    ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                            ----------    ----------   ----------   ----------   ----------    ---------
Income from investment operations:
    Net investment income...............        0.000        0.012        0.027        0.024        0.015         0.003
    Net realized and unrealized gain (loss)
      on investments....................        0.000        0.000        0.000        0.000        0.000         0.000
                                            ----------    ----------   ----------   ----------   ----------    ---------
    Total from investment operations....        0.000        0.012        0.027        0.024        0.015         0.003
                                            ----------    ----------   ----------   ----------   ----------    ---------
Less distributions from:
    Dividends from net investment income       (0.000)      (0.012)      (0.027)      (0.024)      (0.015)       (0.003)
    Net realized gains on investments...       (  -- )      (  -- )      (  -- )      (  -- )      (  -- )       (  -- )
                                            ----------    ----------   ----------   ----------   ----------    ---------
    Total Distributions.................       (0.000)      (0.012)      (0.027)      (0.024)      (0.015)       (0.003)
                                            ----------    ----------   ----------   ----------   ----------    ---------
Net asset value, end of period..........    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                            ==========    ==========   ==========   ==========   ==========    =========
Total Return............................        0.00%(a)     1.22%        2.72%        2.45%        1.50%         0.33%
Ratios/Supplemental Data
Net assets, end of period (000's).......    $ 185,278     $147,084     $218,833     $166,999     $172,476      $182,770
Ratios to average net assets:
  Expenses, net of fees waived (b)......        0.57%(c)     0.85%        0.88%        0.91%        0.88%         0.88%
  Net investment income.................        0.01%(c)     1.27%        2.69%        2.40%        1.44%         0.35%
Management and administration fees waived       0.14%(c)       --           --           --           --          0.02%
Shareholder servicing fees waived.......        0.20%(c)     0.01%          --           --           --          0.00%
Transfer agency fees waived.............        0.05%(c)       --           --           --           --            --
  Expenses paid indirectly..............          --         0.00%        0.00%          --         0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

11. Financial Highlights (continued)

                                            Six Months
                                               Ended                        Years Ended December 31,
Class B shares                             June 30, 2009  --------------------------------------------------------------
--------------                             (Unaudited)       2008         2007         2006         2005          2004
                                            ----------    ----------   ----------   ----------   ----------   ----------
 (for a share outstanding throughout the period)
Net asset value, beginning of period....    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                            ----------    ----------   ----------   ----------   ----------    ---------
Income from investment operations:
    Net investment income...............        0.000        0.014        0.029        0.026        0.017         0.005
    Net realized and unrealized gain (loss)
      on investments....................        0.000        0.000        0.000        0.000        0.000         0.000
                                            ----------    ----------   ----------   ----------   ----------    ---------
    Total from investment operations....        0.000        0.014        0.029        0.026        0.017         0.005
                                            ----------    ----------   ----------   ----------   ----------    ---------
Less distributions from:
    Dividends from net investment income       (0.000)      (0.014)      (0.029)      (0.026)      (0.017)       (0.005)
    Net realized gains on investments...       (  -- )      (  -- )      (  -- )      (  -- )      (  -- )       (  -- )
                                            ----------    ----------   ----------   ----------   ----------    ---------
    Total Distributions.................       (0.000)      (0.014)      (0.029)      (0.026)      (0.017)       (0.005)
                                            ----------    ----------   ----------   ----------   ----------    ---------
Net asset value, end of period..........    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                            ==========    ==========   ==========   ==========   ==========    =========
Total Return............................        0.00%(a)     1.43%        2.95%        2.66%        1.68%         0.52%
Ratios/Supplemental Data
Net assets, end of period (000's).......    $   3,725     $  5,509     $ 19,008     $ 18,439     $ 20,663      $ 24,030
Ratios to average net assets:
  Expenses, net of fees waived (b)......        0.58%(c)     0.64%        0.67%        0.71%        0.71%         0.69%
  Net investment income.................        0.01%(c)     1.58%        2.92%        2.60%        1.58%         0.58%
Management and administration fees waived       0.14%(c)       --           --           --           --          0.02%
Transfer agency fees waived.............        0.05%(c)       --           --           --           --            --
Expenses paid indirectly................          --         0.00%        0.00%          --         0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

11. Financial Highlights (continued)

                                            Six Months
                                               Ended                        Years Ended December 31,
Advantage shares                           June 30, 2009  --------------------------------------------------------------
----------------                           (Unaudited)       2008         2007         2006         2005          2004
                                            ----------    ----------   ----------   ----------   ----------   ----------
 (for a share outstanding throughout the period)
Net asset value, beginning of period....    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                            ----------    ----------   ----------   ----------   ----------    ---------
Income from investment operations:
    Net investment income.............          0.000        0.011        0.026        0.023        0.014         0.003
    Net realized and unrealized gain (loss)
      on investments..................          0.000        0.000        0.000        0.000        0.000         0.000
                                            ----------    ----------   ----------   ----------   ----------    ---------
    Total from investment operations..          0.000        0.011        0.026        0.023        0.014         0.003
                                            ----------    ----------   ----------   ----------   ----------    ---------
Less distributions from:
    Dividends from net investment income       (0.000)      (0.011)      (0.026)      (0.023)      (0.014)       (0.003)
    Net realized gains on investments.         (  -- )      (  -- )      (  -- )      (  -- )      (  -- )       (  -- )
                                            ----------    ----------   ----------   ----------   ----------    ---------
    Total Distributions...............         (0.000)      (0.011)      (0.026)      (0.023)      (0.014)       (0.003)
                                            ----------    ----------   ----------   ----------   ----------    ---------
Net asset value, end of period........      $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                            ==========    ==========   ==========   ==========   ==========    =========
Total Return..........................          0.00%(a)     1.12%        2.58%        2.34%        1.38%         0.31%
Ratios/Supplemental Data
Net assets, end of period (000's).....      $  52,495     $ 65,567     $ 54,924     $ 48,001     $ 34,387     $  34,997
Ratios to average net assets:
  Expenses, net of fees waived (b)....          0.57%(c)     0.95%        1.02%        1.02%        1.00%         0.90%
  Net investment income...............          0.01%(c)     1.12%        2.55%        2.28%        1.34%         0.31%
Management and administration fees waived       0.14%(c)       --           --           --           --          0.02%
  Distribution and shareholder
            servicing fees waived.....          0.70%(c)     0.36%        0.30%        0.34%        0.35%         0.43%
  Expenses paid indirectly............          0.00%(c)     0.00%        0.00%          --         0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.





















--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors              CALIFORNIA
in the Fund  unless  preceded  or  accompanied  by an              DAILY
effective  prospectus,   which  includes  information              TAX FREE
regarding   the  Fund's   objectives   and  policies,              INCOME
experience  of  its  management,   marketability   of              FUND, INC.
shares, and other information.
------------------------------------------------------




California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue                                 Semi-Annual Report
     New York, New York 10020                            June 30, 2009
                                                          (Unaudited)
Distributor
     Reich & Tang Asset Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020

CA06/09S
--------------------------------------------------------------------------------
ITEM 2:    CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)       Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) California Daily Tax Free Income Fund, Inc.

 By (Signature and Title)* /s/ Christine Manna
                               Christine Manna, Secretary
Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: September 3, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Assistant Secretary and Treasurer
Date: September 3, 2009*

Print the name and title of each signing officer under his or her signature.